Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2070 Portfolio℠
September 30, 2024
VIP70-NPRT3-1124
1.9912183.100
Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	757	47,577
VIP Equity-Income Portfolio - Initial Class (a)	1,312	38,440
VIP Growth & Income Portfolio - Initial Class (a)	1,627	52,940
VIP Growth Portfolio - Initial Class (a)	673	78,835
VIP Mid Cap Portfolio - Initial Class (a)	287	12,121
VIP Value Portfolio - Initial Class (a)	1,279	26,878
VIP Value Strategies Portfolio - Initial Class (a)	734	13,302
TOTAL DOMESTIC EQUITY FUNDS (Cost $256,321)		270,093

Fixed-Income Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	664	6,228
Fidelity International Bond Index Fund (a)	11	107
Fidelity Long-Term Treasury Bond Index Fund (a)	2,811	28,500
VIP High Income Portfolio - Initial Class (a)	289	1,438
TOTAL FIXED-INCOME FUNDS (Cost $33,756)		36,273

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,867	74,164
VIP Overseas Portfolio - Initial Class (a)	5,139	151,846
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $210,711)		226,010

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $500,788)	532,376
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30)
NET ASSETS - 100.0%	532,346

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	499,970	499,970	74	-	-	-	0.0%
Total	-	499,970	499,970	74	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	6,414	387	61	5	196	6,228
Fidelity International Bond Index Fund	-	386	282	-	-	3	107
Fidelity Long-Term Treasury Bond Index Fund	-	27,929	1,756	250	78	2,249	28,500
VIP Contrafund Portfolio - Initial Class	-	46,554	474	-	(15)	1,512	47,577
VIP Emerging Markets Portfolio - Initial Class	-	70,799	3,099	-	179	6,285	74,164
VIP Equity-Income Portfolio - Initial Class	-	37,363	2,003	-	60	3,020	38,440
VIP Growth & Income Portfolio - Initial Class	-	51,072	1,015	-	(6)	2,889	52,940
VIP Growth Portfolio - Initial Class	-	77,058	498	-	(7)	2,282	78,835
VIP High Income Portfolio - Initial Class	-	1,400	33	-	1	70	1,438
VIP Investment Grade Bond II Portfolio - Initial Class	-	1,536	1,543	-	7	-	-
VIP Mid Cap Portfolio - Initial Class	-	11,591	441	-	25	946	12,121
VIP Overseas Portfolio - Initial Class	-	143,727	930	-	34	9,015	151,846
VIP Value Portfolio - Initial Class	-	26,075	1,319	-	58	2,064	26,878
VIP Value Strategies Portfolio - Initial Class	-	12,866	664	-	43	1,057	13,302
	-	514,770	14,444	311	462	31,588	532,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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